Cash flow information (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Cash Flow Information [Abstract]
Summary of Cash Used in Operations
Cash used in operations

		Six Months Ended June 30,
	Notes	2023	2024

(In thousands)
Net (loss) / income before income tax		$(30,410)	$7,709
Adjustments for:
Interest expense for lease liabilities	10	10	10
Investment management fee		35	44
Interest income from investments at fair value through other comprehensive income	10	(1,300)	(100)
Amortization of intangible assets		4	4
Depreciation of property, plant and equipment	13	366	337
Depreciation of rights-of-use assets	14	137	135
Share-based compensation expense	19	2,300	1,839
Net foreign exchange differences		(481)	(61)
Loss on disposal of land use rights and other		100	—
Changes in working capital
Other receivables and prepayments		(321)	348
Other non-current assets		(485)	23
Contract assets	5	—	(3,561)
Other payables and accruals		(203)	589
Deferred income		(490)	(11)
Contract liabilities	5	—	(13,320)
Trade payables		(417)	(1,959)
Net cash used in operations		$(31,155)	$(7,974)

Summary of Supplemental Cash Flow Information	Supplemental Cash Flow Information:

	Six Months Ended June 30,
	2023	2024
(In thousands)
Interest income received	$1,179	$2,348